Impairment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Impairment (losses) reversals, net	$ (2,680)	$ (1,315)	$ 3,190
Exploratory assets	(364)
Impairment on equity-accounted investments	(2)	(6)	383
Net effect within the statement of income	(3,046)	(1,321)	3,573
Losses	(3,307)	(1,640)	(654)
Reversals	$ 261	$ 319	$ 4,227